Share-Based Payment Arrangements - Summary Of Weighted-Average Exercise Prices Of Stock Options (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
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Balance – Beginning of period	866,789	423,303	349,657	95,000
Number Of Options Granted	167,699	487,775	153,828	323,278
Number Of Options Exercised			(7,639)	(50,838)
Number Of Options Forfeited	(137,526)	(40,088)	(32,777)	(17,783)
Number Of Options Expired	(40,648)	(4,201)	(6,433)
Number Of Options Cancelled			(33,333)
Balance – Ending of period	856,314	866,789	423,303	349,657
Exercisable	263,202	275,473	161,244	17,014
Balance – Beginning of period | $ / shares	$ 8.81	$ 11.01	$ 11.48	$ 11.7
Weighted Average Exercise Granted | $ / shares	4.7	7.1	9.99	11.2
Weighted Average Exercise Exercised | $ / shares			10.5	10.62
Weighted Average Exercise Forfeited | $ / shares	7.11	9.87	11.52	10.35
Weighted Average Exercise Expired | $ / shares	10.46	11.03	$ 10.67
Weighted Average Exercise Price Cancelled			10.50%
Balance – Ending of period | $ / shares	8.2	8.81	$ 11.01	11.48
Exercisable | $ / shares	$ 10.94	$ 11.1	$ 11.7	$ 12.87
Balance – Beginning of period	7 days 16 hours	7 days 12 hours
Weighted Average Contractual Granted	9 days 14 hours
Weighted Average Contractual Forfeited	9 days 7 hours
Weighted Average Contractual Expired	1 day 2 hours
Balance – Ending of period	7 days 16 hours	7 days 12 hours